Property And Equipment, Net (Details) - Schedule of Property and Equipment	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Property, Plant and Equipment [Line Items]
Property Plant and equipment gross	$ 1,314,067	$ 168,265	$ 1,282,690
Accumulated depreciation	1,279,319	163,816	1,107,792
Net book value	34,748	4,449	174,898
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property Plant and equipment gross	6,968	893	6,968
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and equipment gross	125,835	16,113	94,458
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property Plant and equipment gross	$ 1,181,264	$ 151,259	$ 1,181,264